Expense Example - T-REX 2X LONG SKHY DAILY TARGET ETF - T-REX 2X LONG SKHY DAILY TARGET ETF CLASS	Jun. 08, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	$ 450